AMOUNTS RECEIVABLE AND OTHER ASSETS (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
AMOUNTS RECEIVABLE AND OTHER ASSETS
Sales tax refundable	$ 25,354	$ 17,011
Contributions receivable (note 7 (b))	1	9,851
Prepaid insurance and expense	23,462	20,518
Total	$ 48,817	$ 47,380